CONCESSION ARRANGEMENTS RIGHTS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about service concession arrangements [line items]
Percentage of voting equity interests acquired		40.00%
Concesionaria Nueva Via Al Mar S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of voting equity interests acquired		40.00%
Concesionaria Vial Del Pacífico
Disclosure of detailed information about service concession arrangements [line items]
Percentage of voting equity interests acquired		40.00%
Corficolombiana S.A
Disclosure of detailed information about service concession arrangements [line items]
Increase In Financial Asset Granted At Amortized Cost		$ 396,467
Infrastructure Concession Arrangement [Member] | Proyectos de infractructura SA [Member]
Disclosure of detailed information about service concession arrangements [line items]
Amortization offset against liability	$ 21,230